UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C.  20549

                         Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                  [   ]
    is a restatement.
                                                       [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alan Breed
Address: c/o Edgewood Management Company
         675 Third Avenue
         New York, New York  10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan Breed
Title:
Phone:   (212) 687-7480

Signature, Place, and Date of Signing:

              /s/ Alan Breed     New York, New York     11/16/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $189,455,026



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
-----------------------  -----------------------  --------  ------------------- ----------  --------  --------------------------
                                                                                INVESTMENT                 VOTING AUTHORITY
                                                                                DISCRETION                     (SHARES)
                                                                        --------------------------  ------------------------------
                                                     FAIR
                                          CUSIP     MARKET    SHRS OR   SOLE  SHARED   SHARED           SOLE    SHARED    NONE
       NAME OF ISSUER    TITLE OF CLASS  NUMBER      VALUE    PRN AMT    (A)    (B)   OTHER (C)  MGR     (A)      (B)      (C)
-----------------------  -----------------------   --------   -------   ----   -----  --------- -----  ------  --------  -------

AAVID THERM TECH         COMMON        002539104    9,589,063     425,000  X                           425,000
AMERICA ONLINE INC CO    COMMON        02364J104   10,406,000     100,000  X                           100,000
AMERICAN CLASSIC VOY CO  COMMON        024928103   14,566,900     635,000  X                           635,000
AMERICREDIT CORP.        COMMON        03060R101   12,699,000     850,000  X                           850,000
APPLIED MATERIALS INC    COMMON        038222105      582,675       7,500  X                             7,500
BANK NEW YORK INC        COMMON        064057102      752,400      22,500  X                            22,500
CISCO SYS INC            COMMON        17275R102   14,397,600     210,000  X                           210,000
COMPUTER ASSOCIATES      COMMON        204912109      733,560      12,000  X                            12,000
CONCORD EFS INC.         COMMON        206197105    3,605,093     174,750  X                           174,750
EQUIFAX INC.             COMMON        294429105      562,500      20,000  X                            20,000
HISPANIC BROADCAST CO.   COMMON        43357B104   15,225,000     200,000  X                           200,000
HOME DEPOT INC.          COMMON        437076102      617,625       9,000  X                             9,000
INKTOMI CORP.            COMMON        457277101   12,003,000     100,000  X                           100,000
INSO CORP                COMMON        457674109   10,568,000   1,321,000  X                         1,321,000
INTEL CORP.              COMMON        458140100      371,550       5,000  X                             5,000
INTER TEL INC            COMMON        458372109   12,868,750     725,000  X                           725,000
MICRON TECHNOLOGY INC    COMMON        595112103   16,625,000     250,000  X                           250,000
MICROSOFT CORP           COMMON        594918104      726,750       7,500  X                             7,500
NTL, INC.                COMMON        459216107    9,609,125     100,000  X                           100,000
SAFEGUARD SCIENTIFIC     COMMON        786449108    9,560,800     140,600  X                           140,600
SEALED AIR CORP.         COMMON        81211K100      641,375      12,500  X                            12,500
VISX INC DEL COM         COMMON        92844S105   32,743,260     414,000  X                           414,000


   TOTAL                                          189,455,026










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